Acquisition (Details) - USD ($)		12 Months Ended
	Aug. 18, 2021	Dec. 31, 2022	Dec. 31, 2021
Acquisition [Line Items]
Outstanding shares, percentage	100.00%
Acquired in cash (in Dollars)	$ 225,000
Preferred stock, description		The preliminary purchase price for the merger was determined to be $6.229 million, which consists of (i) 1 million shares of Series AA preferred stock valued at approximately $964,000, (ii) 8,974 shares of Series DD preferred stock valued at approximately $5.04 million and (iii) $225,000 in cash of which $175,000 was advanced in prior to closing of the transaction.
Series AA Preferred Stock [Member]
Acquisition [Line Items]
Issuance of shares	1,000,000
Shares outstanding		1,050,000	1,050,000
Preferred Series DD Stock [Member]
Acquisition [Line Items]
Issuance of shares	8,974
Benito Novas [Member] | Series AA Preferred Stock [Member]
Acquisition [Line Items]
Shares issued		1,000,000
David Christensen [Member] | Series AA Preferred Stock [Member]
Acquisition [Line Items]
Companys own shares		50,000